Pension plans	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Pension plans
Pension plans
We operate defined benefit plans and defined contribution pension plans for our employees. All of these plans, individually or on an aggregate basis, do not have a material impact on our Consolidated Balance Sheets or Consolidated Income Statements.